Intangible assets, net	6 Months Ended
Sep. 30, 2022
Intangible assets, net
Intangible assets, net

12.Intangible assets, net

Intangible assets consisted of the following:

	As of
	September 30, 2022	March 31, 2022
Software	$6,016,013	$6,073,217
Courseware	29,071,150	32,954,121
Copyrights	11,681,456	13,275,393
	46,768,619	52,302,731
Less: accumulated amortization	(36,237,781)	(36,970,335)
Intangible assets, net	$10,530,838	$15,332,396

For the six month periods ended September 30, 2022 and 2021, the Group had no impaired or pledged intangible assets.

Additions to intangible assets for the six month periods ended September 30, 2022 and 2021 were nil and $209,469, respectively. There were no disposals of intangible assets for the six months ended September 30, 2022 and 2021.

Amortization expenses were $3,327,665 and $3,948,391 for the six months periods ended September 30, 2022 and 2021, respectively. The following is a schedule, by fiscal year, of amortization amounts of intangible asset as of September 30, 2022:

2023	$2,476,172
2024	3,353,460
2025	2,604,144
2026	1,832,526
Thereafter	264,536
Total	$10,530,838